Investments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	R$ 30,448	R$ 37,037
Non-current assets	51,431	64,538
Total assets	81,879	101,575
Current liabilities	40,218	28,272
Non-current liabilities	58,163	77,581
Shareholders' equity	(16,502)	(4,278)	R$ 3,279	R$ 6,108
Total liabilities and shareholders' equity	81,879	101,575
Net revenue	70,717	77,411	70,569
Loss for the year	1,556	5,997	3,021
Net cash generated from (used in) operating activities	(4,200)	2,435	(2,272)
Net cash (used) in investing activities	(2,947)	(3,485)	(4,525)
Net cash generated from (used in) financing activities	3,175	469	8,873
Exchange variation on cash and cash equivalents	(513)	1,380	(355)
Increase (decrease) in cash and cash equivalents	(4,485)	799	1,721
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,140	3,630
Non-current assets	18,720	19,605
Total assets	21,860	23,235
Current liabilities	15,152	2,966
Non-current liabilities	9,519	19,772
Total liabilities	24,671	22,738
Shareholders' equity	(2,811)	497
Total liabilities and shareholders' equity	21,860	23,235
Net revenue	4,135	5,247	4,455
Loss for the year	(4,414)	(3,288)	(1,361)
Net cash generated from (used in) operating activities	(368)	1,396	(863)
Net cash (used) in investing activities	(914)	(1,878)	(791)
Net cash generated from (used in) financing activities	(165)	554	927
Exchange variation on cash and cash equivalents	(40)	86	105
Increase (decrease) in cash and cash equivalents	R$ (1,487)	R$ 158	R$ (622)